Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary Of Amortizing Intangible Assets
Summarized below are the carrying values for the major classes of amortizing intangible assets as of December 31, 2021
,
and 2020 (in millions):

	2021			2020
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Customer relationships	$768.0	$(281.4)	$486.6	$768.0	$(221.1)	$546.9
Favorable leasehold interests	57.6	(24.9)	32.7	59.3	(20.4)	38.9
Developed technology	0.3	(0.3)	—	0.3	(0.3)	—

Total intangibles	$825.9	$(306.6)	$519.3	$827.6	$(241.8)	$585.8

Summary Of Future Amortization Expense Of The Intangible Assets
The Company estimates annual amortization expense for existing intangible assets subject to amortization is as follows (in millions):

For the years ending:
2022	$65.7
2023	65.7
2024	65.7
2025	65.0
2026	64.4
Thereafter	192.8

Total amortization expense	$519.3